Consolidated Statements of Financial Condition (FY) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Nov. 16, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents	$ 156,273	$ 198,146	[1]			$ 79,866
Management fees receivable	15,955	14,524	[1]			13,896
Incentive fees receivable	25,935	69,424	[1]			20,771
Due from related parties	8,513	11,326	[1]			10,226
Investments	180,708	166,273	[1]			159,358
Premises and equipment, net	6,110	7,870	[1]			8,871
Intangible assets, net	8,004	8,588	[1]			16,092
Goodwill	28,959	28,959	[1]			28,959
Deferred tax assets, net	73,355	74,153	[1]			126
Other assets	31,031	53,015	[1]			34,991
Total assets	534,843	632,278	[1]			373,156
Liabilities and Equity (Deficit)
Accrued compensation and benefits	20,794	74,681	[1]			63,668
Employee related obligations	26,898	25,274	[1]			22,614
Debt	284,982	335,155	[1]			448,500
Payable to related parties pursuant to the tax receivable agreement	60,598	60,518	[1]			0
Warrant liabilities	26,049	42,793	[1]	$ 31,200		0
Accrued expenses and other liabilities	35,266	60,926	[1]			52,204
Total liabilities	454,587	599,347	[1]			586,986
Commitments and contingencies (Note 18)			[1]
Redeemable noncontrolling interest	117,460	115,121	[1]		$ 114,489
Partners' deficit		0				(308,373)
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2020	0	0	[1]
Additional paid-in capital	13,920	2,705	[1]
Accumulated other comprehensive loss	(1,570)	(2,233)	[1]			(6,854)
Retained earnings	(33,833)	(29,832)	[1]
Member's deficit - GCM, L.L.C.		0				(66)
Total GCM Grosvenor Inc. deficit / partners' and member's deficit	(21,465)	(29,342)	[1]
Total GCM Grosvenor Inc. deficit / partners' and member's deficit						(315,293)
Noncontrolling interests in subsidiaries	96,158	94,013	[1]
Noncontrolling interests in subsidiaries						101,463
Noncontrolling interests in GCMH	(111,897)	(146,861)	[1]
Total deficit	(37,204)	(82,190)	[1]
Total deficit					$ (169,560)	(213,830)	$ (201,107)	$ (160,407)
Total liabilities and equity (deficit)	534,843	632,278	[1]			$ 373,156
Common Class A
Liabilities and Equity (Deficit)
Common stock	4	4	[1]
Common Class B
Liabilities and Equity (Deficit)
Common stock	0	0	[1]
Common Class C
Liabilities and Equity (Deficit)
Common stock	$ 14	$ 14	[1]

[1]	For discussion on the restatement adjustments, see Note 4.